Label	Element	Value
Innovator International Developed Power Buffer ETF™ - June | iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $0.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%
Innovator International Developed Power Buffer ETF™ - June | iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $88.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Innovator International Developed Power Buffer ETF™ - June | iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $75.49 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)
Innovator International Developed Power Buffer ETF™ - June | iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $101.74 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)